Note 6 - Leases 1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Lease, Cost [Table Text Block]
	Three months ended March 31,
	2024	2023
Operating lease cost	$589	$602
Variable lease cost	84	79
Total operating lease cost	$673	$681

	Twelve months ended December 31,
	2023	2022
Operating lease cost	$2,379	$2,382
Variable lease cost	340	241
Total operating lease cost	$2,719	$2,623
	Twelve months ended December 31,
	2023	2022
Cash paid for operating leases included in operating cash flows	$(2,500)	$(1,341)

Assets And Liabilities, Lessee [Table Text Block]
	As of December 31,
	2023	2022
Operating lease right-of-use assets	$11,226	$15,502

Operating lease liabilities:
Operating lease liabilities, current	$2,415	$2,455
Operating lease liabilities, non-current	14,858	16,681
Total operating lease liabilities	$17,273	$19,136
	As of December 31,
	2023	2022
Weighted average remaining lease term (in years)	7.89	9.26
Weighted average discount rate	5.32%	5.35%

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Operating leases
Years ending - December 31:	(Unaudited)
2024 (remaining nine months)	$1,852
2025	2,484
2026	2,559
2027	2,636
2028	2,716
Thereafter	8,400
Total lease payments	20,647
Less amount to discount to present value	(3,771)
Present value of lease liabilities	$16,876

Years ending - December 31:
2024	$2,474
2025	2,484
2026	2,559
2027	2,636
2028	2,716
Thereafter	8,400
Total lease payments	21,269
Less amount to discount to present value	(3,996)
Present value of lease liabilities	$17,273